Fund Profile


PIMCO Strategic Balanced Fund

Institutional Class Shares


May 15, 1999













This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.




P  I  M  C  O
F U N D S


WHAT IS THE PIMCO STRATEGIC BALANCED FUND'S
INVESTMENT OBJECTIVE?

The Fund's investment objective is to maximize total return, consistent with preservation of capital and prudent investment management. Total return means increases in portfolio value resulting from capital appreciation plus net income earned on the Funds investments.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

The Fund invests in securities eligible for purchase by the PIMCO StocksPLUS and Total Return Funds. The percentage of the Funds assets invested in equity or fixed income exposure will vary in accordance with a methodology developed by the Adviser. The methodology is based upon the Advisers long-standing process of economic forecasting of business cycle stages and consideration of the risk and reward potential of equity and fixed income securities. The Funds equity exposure may vary between 45% and 75% of assets, and its fixed income exposure may vary between 25% and 55%. There can be no assurance that the Advisers methodology for selecting the optimal blend of equity and fixed income exposure will be successful.

The Funds equity exposure will normally consist of S&P 500 derivatives, backed by a portfolio of fixed income instruments. StocksPLUS is a proprietary portfolio management strategy which uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The Adviser will actively manage the fixed income assets serving as cover for derivatives with a view toward enhancing the portfolio's total return investment performance.

The Funds fixed income exposure will normally consist of a diversified portfolio of bonds and other types of fixed income instruments of varying maturities. The securities may be issued by domestic or foreign entities. Investment selections will be made primarily in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued.

The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moodys or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THE FUND?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

Market Risk: the value of the Fund's shares is based on the value of the bonds and other securities it owns. Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information. The market value of equity securities or derivatives on equity securities may move up and down, sometimes rapidly and unpredictably. The value of S&P 500 derivatives will fluctuate with changes in the market value of S&P 500 stocks. The Fund could experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 stocks.

Interest Rate Risk: if rates rise, the value of the fixed income securities held by the Fund will generally decrease. Derivative instruments may be particularly sensitive to changes in interest rates.

Credit Risk: an issuer of a security, or a counterparty to a derivative contract, may default or become unable to meet a financial obligation, thereby decreasing the value of the Fund's holdings.
Below investment grade bonds carry a high degree of credit risk.

Foreign Securities Risk: in addition to the risks described above, foreign currency exchange rate fluctuations, adverse regulatory conditions, foreign taxes, or political or economic uncertainty may reduce the value of the Funds holdings in foreign securities.

HOW HAS THE FUND PERFORMED?

The bar chart below shows the actual performance of the Fund's
Institutional Class shares net of fees for the calendar years shown. It indicates the variability of the Fund's historical returns from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

[BAR CHART APPEARS HERE]

CALENDAR YEAR-BY-YEAR RETURNS NET OF FEES

	1998	19.66%
	1997	24.17%
 1996	10.23%*

* The return for 1996 in the above bar chart reflects performance from the Funds inception date on June 29, 1996, and is not annualized.

During the two-year period shown in the bar chart, the highest quarterly return was 12.23% (for the quarter ended June 30, 1997) and the lowest quarterly return was -4.60% (for the quarter ended September 30, 1998). As of March 31, 1999, the end of the most recent calendar quarter, the Funds year-to-date return was 2.34%.


PIMCO STRATEGIC BALANCED FUND . INSTITUTIONAL
CLASS SHARES


The table below shows how the Fund's average annual returns net of fees for the periods indicated compare to those of the Fund's benchmark, the Lipper Balanced Index. This is a widely recognized, unmanaged index of the 30 largest equal weighted balanced funds as compiled by Lipper Analytical Inc.

Average Annual Total Returns net of fees for the periods ended
March 31, 1999


                           			1 Year  	   Since Inception/1/
Strategic Balanced Fund,
Institutional Class	         	12.36%	          	20.66%
Lipper Balanced Index			       8.32%            16.43%

/1/ Calculated as of July 1, 1996, the first full month following the Fund's Institutional Class inception on June 28, 1996. The average annual return for the period from actual inception on June 18, 1996 through March 31, 1999 was 20.66%.

WHAT ARE THE FUND'S FEES AND EXPENSES?

Shareholder Fees
The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Fund's
Institutional Class shares, to reinvest dividends in additional shares, or to redeem your shares.

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)

Advisory fee			                         	0.40%
Administrative fee		                    	0.25%
Distribution (12b-1) and/or service fees	None
Other expenses/1/		                     	0.00%
Total annual operating expenses	        	0.65%

/1/ Other expenses, which may include expenses such as fees and expenses of the Fund's independent trustees, interest expenses, and extraordinary expenses, such as costs of litigation and indemnification, were less than 0.005% for the most recent fiscal year.

Example
An investor would pay the following expenses on a $10,000 investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Fund's operating expenses remain the same:

		                          	1 year 	3 years  	5 years   	10 years
Strategic Balanced Fund,
Institutional Class           	$66    	$208     $362        $810

Actual expenses may be higher or lower than those shown. Under normal circumstances, the Fund intends to limit other expenses so as not to affect the total annual operating expenses.

WHO IS THE FUND'S INVESTMENT ADVISER?

Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $157 billion in assets under management as of December 31, 1998. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments.


[PHOTO OF WILLIAM H. GROSS APPEARS HERE]

The Fund's portfolio is managed by a team led by William H. Gross. A Fixed Income Portfolio Manager, Mr. Gross is a Managing
Director and one of the founders of PIMCO. He has led the team managing the Strategic Balanced Fund since January 6, 1998 and has managed various PIMCO Funds since 1987.

HOW DO I BUY FUND SHARES?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

   . Opening an account by completing and signing a Client
Registration
     Application, mailing it to us, and wiring funds.

   . Exchanging Institutional Class shares in any amount from another
PIMCO
     Funds account.

   . Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL FUND SHARES?

You may sell all or part of your Fund shares to the Fund on any business day.  You may sell by:

Sending a written request by mail to PIMCO Funds.

Telephone us a 1-800-927-4648 and a Shareholder Services associate will assist you.

By sending a fax to our Shareholder Services department at 1-949-
725-6830.

(Continued on back).

PIMCO STRATEGIC BALANCED FUND . INSTITUTIONAL
CLASS SHARES


HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

The Fund and PIMCO's Shareholder Services offer several programs to investors:

The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).

Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

Information about PIMCO Funds can be obtained on PIMCO's
Institutional Web site at www.pimco.com.





	P  I  M  C  O
	F U N D S

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO STRATEGIC BALANCED FUND . INSTITUTIONAL
CLASS SHARES


<page break>
Fund Profile


PIMCO Real Return Bond Fund

Institutional Class Shares


May 15, 1999













This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.




P  I  M  C  O
F U N D S


WHAT IS THE PIMCO REAL RETURN BOND FUND'S
INVESTMENT OBJECTIVE?

The Fund's investment objective is to realize maximum real return, consistent with preservation of real capital and prudent investment management. Real Return as referenced in the Funds name and investment objective, is a measure of the change in purchasing power of money invested in a particular instrument after adjusting for inflation.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

The Fund normally invests at least 65% of its assets in inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than non-inflation related bonds, but are expected to retain their value against inflation over time. It is expected that the average modified real duration of the Fund will normally vary approximately within the range of the average modified real duration of all inflation-indexed bonds issued by the U.S. Treasury in the aggregate.

The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moodys or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund may invest up to 35% of its assets in other types of fixed income instruments, including securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THE FUND?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

Market Risk: the value of the Fund's shares is based on the value of the bonds and other securities it owns. Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information. Because it is non-diversified, the portfolio may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio might be. The value of a derivative instrument may fluctuate with changes in the market value of the underlying security.

Inflation Risk: if the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities will be reduced. While inflation-indexed bonds are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value.

Interest Rate Risk: if interest rates rise due to reasons other than inflation, investors in the Fund may not be protected to the extent that the increase is not reflected in the bonds inflation measure. If interest rates rise, the value of the Fund's other fixed income holdings will generally decrease. Derivative instruments may be particularly sensitive to changes in interest rates.

Credit Risk: an issuer of a security, or a counterparty to a derivative contract, may default or become unable to meet a financial obligation thereby decreasing the value of the Fund's holdings. Below investment grade bonds carry a high degree of credit risk.

Foreign Securities Risk: in addition to the risks described above, foreign currency exchange rate fluctuations, adverse regulatory conditions, foreign taxes, or political or economic uncertainty may reduce the value of the Funds holdings in foreign securities.

HOW HAS THE FUND PERFORMED?

The bar chart below shows the actual performance of the Fund's
Institutional Class shares net of fees for each of the calendar years shown. It indicates the variability of the Fund's historical returns from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

[BAR CHART APPEARS HERE]

CALENDAR YEAR-BY-YEAR RETURNS NET OF FEES

	1998	5.21%
	1997	4.06%*

* The return for 1997 in the above bar chart reflects performance from the Funds inception date on January 29, 1997, and is not annualized.

During the two-year period shown in the bar chart, the highest quarterly return was 3.19% (for the quarter ended September 30, 1998) and the lowest quarterly return was -0.04% (for the quarter ended December 31, 1998). As of March 31, 1999, the end of the most recent calendar quarter, the Funds year-to-date return was 1.84%.


PIMCO REAL RETURN BOND FUND . INSTITUTIONAL CLASS
SHARES


The table below shows how the Fund's average annual returns net of fees for the periods indicated compare to those of the Fund's benchmark, the Lehman Brothers Inflation Linked Treasury Index. This is a widely recognized, unmanaged market index comprised of all U.S. inflation linked Treasuries.

Average Annual Total Returns net of fees for the period ended March
31, 1999


                                   1 Year        Since Inception/1/
Real Return Bond Fund,
Institutional Class			              6.41%               4.84%
Lehman Brothers
Inflation Linked Treasury Index		  	4.01%            	  3.12%


/1/ Calculated as of February 1, 1997, the first full month following the Fund's Institutional Class inception on January 29, 1997. The average annual return for the period from actual inception on January 29, 1997 through March 31, 1999 was 5.15%.



WHAT ARE THE FUND'S FEES AND EXPENSES?

Shareholder Fees
The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Fund's
Institutional Class shares, to reinvest dividends in additional shares, or to redeem your shares.

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)

Advisory fee		                         		0.25%
Administrative fee		                    	0.25%
Distribution (12b-1) and/or service fees	None
Other expenses/1/		                     	0.00%
Total annual operating expenses	        	0.50%

/1/ Other expenses, which may include expenses such as fees and expenses of the Fund's independent trustees, interest expenses, and extraordinary expenses, such as costs of litigation and indemnification, were less than 0.005% for the most recent fiscal year.

Example
An investor would pay the following expenses on a $10,000 investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Fund's operating expenses remain the same:

                      			1 year	3 years	5 years	10 years
Real Return Bond Fund,
Institutional Class       	$51   	$160    $280    $628

Actual expenses may be higher or lower than those shown. Under normal circumstances, the Fund intends to limit other expenses so as not to affect the total annual operating expenses.

WHO IS THE FUND'S INVESTMENT ADVISER?

Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $157 billion in assets under management as of December 31, 1998. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments.


[PHOTO OF JOHN BRYNJOLFSSON APPEARS HERE]

The Fund's portfolio is managed by John Brynjolfsson. As a Fixed Income Portfolio Manager for PIMCO since 1989, Mr. Brynjolfsson has managed assets for various institutional accounts, and has managed the Real Return Bond Fund since its inception on January 29, 1997.


HOW DO I BUY FUND SHARES?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

   . Opening an account by completing and signing a Client
Registration
     Application, mailing it to us, and wiring funds.

   . Exchanging Institutional Class shares in any amount from another
PIMCO
     Funds account.

   . Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL FUND SHARES?

You may sell all or part of your Fund shares to the Fund on any business day.  You may sell by:

Sending a written request by mail to PIMCO Funds.

Telephone us a 1-800-927-4648 and a Shareholder Services associate will assist you.

By sending a fax to our Shareholder Services department at 1-949-
725-6830.

(Continued on back).

PIMCO REAL RETURN BOND FUND . INSTITUTIONAL CLASS
SHARES


HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discounts, which would be included in the Funds gross income, regardless of whether the Fund receives cash payments.. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund in a given period from those investments.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

The Fund and PIMCO's Shareholder Services offer several programs to investors:

The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).

Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

Information about PIMCO Funds can be obtained on PIMCO's
Institutional Web site at www.pimco.com.





	P  I  M  C  O
	F U N D S

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO REAL RETURN BOND FUND . INSTITUTIONAL CLASS
SHARES



<page break>
Fund Profile


PIMCO Municipal Bond Fund

Institutional Class Shares


May 15, 1999













This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.




P  I  M  C  O
F U N D S


WHAT IS THE PIMCO MUNICIPAL BOND FUND'S
INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective of the Fund.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

The Fund normally invests at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (Municipal
Bonds). Municipal Bonds generally are issued by states and local governments and their agencies, authorities and other instrumentalities. The Fund may invest up to 20% of its assets in U.S. Government securities, money market instruments and/or private activity bonds. The average portfolio duration of the Fund will normally vary within a three- to ten-year time frame based on the Adviser's forecast for interest rates.

The Fund may invest up to 10% of its assets in Municipal Bonds or private activity bonds that are rated below investment grade but rated at least Ba by Moodys or BB by S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund may seek to reduce fluctuations in its net asset value by engaging in portfolio strategies involving options, futures contracts, and options on futures contracts on U.S. Government securities, Municipal bonds and indexes.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THE FUND?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

Market Risk: the value of the Fund's shares is based on the value of the bonds and other securities it owns. Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information. Lower rated Municipal Bonds are subject to greater market risk than higher quality Municipal Bonds. The value of a derivative instrument may fluctuate with changes in the market value of the underlying security.

Interest Rate Risk: if rates rise, the value of the Fund's holdings will generally decrease. Derivative instruments may be particularly sensitive to changes in interest rates.

Credit Risk: an issuer of a security, or a counterparty to a derivative contract, may default or become unable to meet a financial obligation thereby decreasing the value of the Fund's holdings. The ability to make payments on a municipal bond could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Below investment grade bonds carry a high degree of credit risk.

HOW HAS THE FUND PERFORMED?

The bar chart below shows the actual performance of the Fund's
Institutional Class shares net of fees for the calendar year shown. It indicates the variability of the Fund's historical returns from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

[BAR CHART APPEARS HERE]

CALENDAR YEAR-BY-YEAR RETURNS NET OF FEES

	1998	6.06%

During the one-year period shown in the bar chart, the highest quarterly return was 3.33% (for the quarter ended September 30, 1998) and the lowest quarterly return was 0.77% (for the quarter ended March 31, 1999). As of March 31, 1999, the end of the most recent calendar quarter, the Funds year-to-date return was 0.77%.


PIMCO MUNICIPAL BOND FUND . INSTITUTIONAL CLASS
SHARES


The table below shows how the Fund's average annual returns net of fees for the periods indicated compare to those of the Fund's benchmark, the Lehman Brothers General Municipal Bond Index.
This is a widely recognized, unmanaged market index representative of the U.S. tax-exempt bond market. The Index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year.

Average Annual Total Returns net of fees for the years ended March
31, 1999


                              1 Year         Since Inception
Municipal Bond Fund,
Institutional Class			         6.04%               	6.88%
Lehman Brothers
General Municipal Bond Index			6.20%                5.90%



WHAT ARE THE FUND'S FEES AND EXPENSES?

Shareholder Fees
The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Fund's
Institutional Class shares, to reinvest dividends in additional shares, or to redeem your shares.

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)

Advisory fee			                         		0.25%
Administrative fee			                    	0.25%
Distribution (12b-1) and/or service fees		None
Other expenses/1/			                     	0.00%
Total annual operating expenses		        	0.50%

/1/ Other expenses, which may include expenses such as fees and expenses of the Fund's independent trustees, interest expenses, and extraordinary expenses, such as costs of litigation and indemnification, were less than 0.005% for the most recent fiscal year.

Example
An investor would pay the following expenses on a $10,000 investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Fund's operating expenses remain the same:

                    			1 year	3 years	5 years	10 years
Municipal Bond Fund,
Institutional Class     	$51    $160   	$280    $628

Actual expenses may be higher or lower than those shown. Under normal circumstances, the Fund intends to limit other expenses so as not to affect the total annual operating expenses.

WHO IS THE FUND'S INVESTMENT ADVISER?

Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $157 billion in assets under management as of December 31, 1998. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments.


[PHOTO OF BENJAMIN EHLERT APPEARS HERE]

The Fund's portfolio is managed by Benjamin Ehlert. Mr. Ehlert is an Executive Vice President and has been associated with PIMCO for over 23 years. As a Fixed Income Portfolio Manager for PIMCO since 1986, Mr. Ehlert has managed assets for various institutional accounts, and has managed the Municipal Bond Fund since its inception on December 31, 1997.


HOW DO I BUY FUND SHARES?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

   . Opening an account by completing and signing a Client
Registration
     Application, mailing it to us, and wiring funds.

   . Exchanging Institutional Class shares in any amount from another
PIMCO
     Funds account.

   . Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL FUND SHARES?

You may sell all or part of your Fund shares to the Fund on any business day.  You may sell by:

Sending a written request by mail to PIMCO Funds.

Telephone us a 1-800-927-4648 and a Shareholder Services associate will assist you.

By sending a fax to our Shareholder Services department at 1-949-
725-6830.

(Continued on back).

PIMCO MUNICIPAL BOND FUND . INSTITUTIONAL CLASS
SHARES


HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Shareholders generally may exclude dividends derived from interest on Municipal Bonds from gross income for federal income tax purposes. Certain exempt-interest dividends could cause certain shareholders to become subject to the alternative minimum tax. Dividends derived from taxable interest or from capital gains will be subject to federal income tax. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

The Fund and PIMCO's Shareholder Services offer several programs to investors:

The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).

Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

Information about PIMCO Funds can be obtained on PIMCO's
Institutional Web site at www.pimco.com.





	P  I  M  C  O
	F U N D S

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO MUNICIPAL BOND FUND . INSTITUTIONAL CLASS
SHARES